Related Party Disclosures	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES
16.
RELATED PARTY DISCLOSURES

Key management, including the Board of Directors and the executive management team, compensation were:

in CHF thousands	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Salaries, cash compensation and other short-term benefits	1,349	725	2,334	1,399
Pension	104	70	196	156
Share-based compensation expense	2,792	804	3,707	856
Total	4,245	1,599	6,237	2,411

Salaries, cash compensation and other short-term benefits include social security and board member fees.

The number of key management individuals reported as receiving compensation in the table above was increased from 5 to 9 for the three and six months ended June 30, 2024 as compared to the three and six months ended June 30, 2023. The number of individuals receiving compensation for service on the Board of Directors as reported in the table above increased from 3 to 5 for the three and six months ended June 30, 2024 as compared to the three months ended June 30, 2023.